Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2011
Mortgage Servicing Rights [Abstract]
Changes in fair value of capitalized MSRs

(Dollars in Millions)	2011	2010	2009
Balance at beginning of period	$1,837	$1,749	$1,194
Rights purchased	35	65	101
Rights capitalized	619	639	848
Changes in fair value of MSRs
Due to change in valuation assumptions (a)	(586)	(249)	(15)
Other changes in fair value (b)	(386)	(367)	(379)
Balance at end of period	$1,519	$1,837	$1,749

(a)	Principally reflects changes in prepayment speeds, and to a lessor extent, changes in discount rates and escrow earnings assumptions, primarily arising from interest rate changes.
(b)	Primarily represents changes due to collection/realization of expected cash flows over time (decay).

Sensitivity to changes in interest rates to fair value of the MSR's portfolio and the related derivative instruments

	2011				2010
(Dollars in Millions)	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps
Net fair value	$21	$6	$–	$6	$6	$(5)	$5	$1

MSRs and related characteristics by portfolio

	2011				2010
(Dollars in Millions)	MRBP	Government	Conventional (b)	Total	MRBP	Government	Conventional (b)	Total
Servicing portfolio	$13,357	$32,567	$145,158	$191,082	$12,646	$28,880	$132,393	$173,919
Fair market value	$155	$290	$1,074	$1,519	$166	$342	$1,329	$1,837
Value (bps) (a)	116	89	74	79	131	118	100	106
Weighted-average servicing fees (bps)	40	36	29	31	40	38	30	32
Multiple (value/servicing fees)	2.90	2.47	2.55	2.55	3.28	3.11	3.33	3.31
Weighted-average note rate	5.50%	5.08%	4.97%	5.03%	5.75%	5.35%	5.27%	5.32%
Age (in years)	4.2	2.5	2.8	2.8	4.1	2.2	2.7	2.7
Expected prepayment (constant prepayment rate)	12.9%	21.1%	22.1%	21.3%	12.3%	17.2%	16.2%	16.1%
Expected life (in years)	6.4	4.0	3.8	4.0	6.7	5.1	5.3	5.4
Discount rate	12.1%	11.3%	10.0%	10.4%	11.9%	11.4%	10.3%	10.6%

(a)	Value is calculated as fair market value divided by the servicing portfolio
(b)	Represents loans sold to government sponsored enterprises.